QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

13.  QUARTERLY FINANCIAL DATA (UNAUDITED)

Quarterly financial data for 2012 and 2011 was as follows:

	Three Months Ended
2012	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
Operating revenue	$505.9	$513.3	$520.0	$533.8
Operating income	$128.3	$129.0	$130.5	$92.2
Consolidated income from continuing operations	$73.3	$76.5	$79.1	$46.4
Discontinued operations, net of tax	$0.4	$2.3	$1.0	$1.8
Consolidated net income	$73.7	$78.8	$80.1	$48.2
Net income attributable to Equifax	$71.5	$76.4	$77.9	$46.3
Basic earnings per common share*
Net income from continuing operations attributable to Equifax	$0.59	$0.61	$0.64	$0.37
Discontinued operations attributable to Equifax	$0.01	$0.02	$0.01	$0.02
Net income attributable to Equifax	$0.60	$0.63	$0.65	$0.39
Diluted earnings per common share*
Net income from continuing operations attributable to Equifax	$0.58	$0.60	$0.63	$0.36
Discontinued operations attributable to Equifax	$-	$0.02	$0.01	$0.02
Net income attributable to Equifax	$0.58	$0.62	$0.64	$0.38

	Three Months Ended
2011	March 31,	June 30,	September 30,	December 31,
	(In millions, except per share data)
Operating revenue	$458.6	$471.5	$472.3	$490.8
Operating income	$108.5	$114.8	$121.0	$124.3
Consolidated income from continuing operations	$58.4	$37.2	$69.1	$74.1
Discontinued operations, net of tax	$0.9	$(0.1)	$0.2	$1.9
Consolidated net income	$59.3	$37.1	$69.3	$76.0
Net income attributable to Equifax	$57.3	$34.5	$66.7	$74.4
Basic earnings per common share*
Net income from continuing operations attributable to Equifax	$0.46	$0.28	$0.55	$0.60
Discontinued operations attributable to Equifax	$0.01	$-	$-	$0.02
Net income attributable to Equifax	$0.47	$0.28	$0.55	$0.62
Diluted earnings per common share*
Net income from continuing operations attributable to Equifax	$0.45	$0.28	$0.54	$0.59
Discontinued operations attributable to Equifax	$0.01	$-	$-	$0.02
Net income attributable to Equifax	$0.46	$0.28	$0.54	$0.61

*	The sum of the quarterly EPS does not equal the annual EPS due to changes in the weighted-average shares between periods.

The comparability of our quarterly financial results during 2012 and 2011 was impacted by certain events, as follows:

•
During 2012 and 2011, we made several acquisitions, including CSC Credit Services during the fourth quarter of 2012 which did not have a material impact on the results of the quarter, and DataVision Resources during the third quarter of 2011. For additional information about our acquisitions, see Note 4 of the Notes to Consolidated Financial Statements.

•
During the fourth quarter of 2012, we offered certain former employees a voluntary lump sum payment option of their pension benefits or a reduced monthly annuity. Approximately 64% of the vested terminated participants elected to receive the lump sum payment which resulted in a payment of $62.6 million. An amendment to the USRIP was also approved which froze future salary increases for non-grandfathered participants and offered a one-time 9% increase to the service benefit. The settlement and amendment resulted in a $38.7 million pension charge. For additional information, see Note 11 of the Notes to Consolidated Financial Statements.

•
During the second quarter of 2011, we completed the merger of our Brazilian business with Boa Vista Serviços S.A. (“BVS”) in exchange for a 15% equity interest in BVS, which was accounted for as a sale and deconsolidated (the “Brazilian Transaction”). For additional information about the merger, see Note 2 of the Notes to Consolidated Financial Statements.

•
During the first quarter of 2013, we divested of two non-strategic business lines, Equifax Settlement Services, which was part of our Mortgage business within the USCIS operating segment and Talent Management Services, which was part of our Employer Services business within our Workforce Solutions operating segment, for a total of $47.5 million.  The historical results of these operations are classified as discontinued operations for all periods presented.  For further information regarding these divestitures, see Note 14 of the Notes to Consolidated Financial Statements.